Contingent liabilities	12 Months Ended
Dec. 31, 2025
Contingent Liabilities [Abstract]
Contingent liabilities

22. Contingent liabilities

The Group is subject to various claims that arise in the normal course of business. The Group has determined the risk of loss related to the current claims is remote. Accordingly, no contingent liabilities have been recognized or disclosed for the years ended December 31, 2025, or 2024.